Loans and Leases (Details Textual) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loans and Leases Receivable [Line Items]
Loans Receivable Held-for-sale, Net	$ 49,159	$ 42,881	$ 3,298